Unrecognized Tax Benefits (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Unrecognized Tax Benefits [Line Items]
Beginning Balance	1,494	799
Addition for tax positions	2,654	695	799
Ending Balance	4,148	1,494	799